ADDITIONAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2012
ADDITIONAL CASH FLOW INFORMATION
18.	ADDITIONAL CASH FLOW INFORMATION

(a) Supplemental cash flow disclosure

The income and mining taxes paid in the statement of cash flows represents actual cash paid. The following amounts of interest paid were included in net cash provided by operating activities:

	Fiscal Year Ended		Six Months Ended	Fiscal Year Ended
	December 31, 2012	December 31, 2011	December 31, 2010	June 30, 2010
Interest paid	14.5	2.0	7.9	27.2

(b) Distribution of South Deep

Refer to note 3 on disclosures relating to the distribution of South Deep which was excluded from the statement of cash flows.